Fair Value Measurements - Summary of Assumptions Utilized in Valuations of Private Placement Warrants (Details) - Private Placement Warrants - d	Dec. 31, 2021	Aug. 26, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	4 years 7 months 24 days	5 years
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	1.20	0.84
Dividend Yield Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	0.00	0.00
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	58.8	21.6
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private placement warrants, Measurement input	11.50	11.50